Deferred Charges (Tables)	12 Months Ended
Dec. 31, 2016
Deferred Charges [Abstract]
Schedule of Deferred Charges
	Drydocking	Financing Costs	Total
Balance, December 31, 2014	$18,565	$5,407	$23,972
- Additions	8,690	3,177	11,867
- Disposals	-	-	-
- Amortization for the year	(6,704)	(4,128)	(10,832)
Balance, December 31, 2015	20,551	4,456	25,007
- Additions	4,390	2,781	7,171
- Disposals	(1,982)	-	(1,982)
- Amortization for the year	(7,122)	(3,326)	(10,448)
Balance, December 31, 2016	$15,837	$3.911	$19,748